Loans and Allowance for Credit Losses - Carrying Amount of Covered Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Covered Assets [Line Items]
Purchased Impaired Loans	$ 3,775	$ 5,301
Purchased Nonimpaired Loans	3,087	4,727
Other Assets	1,697	1,477
Covered loans	8,462	11,308
Total covered assets	8,559	11,505
Commercial [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans	32	143
Other Assets
Covered loans	32	143
Commercial Real Estate [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	738	1,323
Purchased Nonimpaired Loans	1,494	2,695
Other Assets
Covered loans	2,232	4,018
Residential Mortgages [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	3,037	3,978
Purchased Nonimpaired Loans	890	1,109
Other Assets
Covered loans	3,927	5,087
Credit Card [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans	5	5
Other Assets
Covered loans	5	5
Other Retail [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans	666	775
Other Assets
Covered loans	666	775
Losses Reimbursable by FDIC [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans
Other Assets	798	1,280
Covered loans	798	1,280
Unamortized Changes in FDIC asset [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans
Other Assets	802
Covered loans	802
Covered Loans [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	3,775	5,301
Purchased Nonimpaired Loans	3,087	4,727
Other Assets	1,600	1,280
Covered loans	8,462	11,308
Foreclosed Real Estate [Member]
Covered Assets [Line Items]
Purchased Impaired Loans
Purchased Nonimpaired Loans
Other Assets	97	197
Total covered assets	$ 97	$ 197